Executive Share-Based Compensation - Summary of Share-Based Compensation Programs (Detail) - CEMEX Latam Holdings, S.A [member] - ADR [Member] - Executive Officer [Member]
$ / shares in Units, $ in Millions
		12 Months Ended
		Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
ADSs equivalents delivered | shares		16,441,800	10,920,500	9,333,400
ADSs Forfeited		$ 795,900
ADSs Outstanding	[1]	$ 19,974,400
ADSs Based On Service And Performance Of The Executives [Member] | Performance Plan 2018 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares		1,521,900
ADS price at award's date	[2]	$ 6.3
Fair value		149.00%
Fair value | $		$ 14.3
ADSs equivalents delivered | shares		0	0	2,368,400
ADSs Forfeited		$ 61,400
ADSs Outstanding	[1]	$ 0
ADSs Based On Service And Performance Of The Executives [Member] | Performance Plan 2019 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares		2,303,000
ADS price at award's date	[2]	$ 4.4
Fair value		130.00%
Fair value | $		$ 13.2
ADSs equivalents delivered | shares		0	3,062,800	0
ADSs Forfeited		$ 57,700
ADSs Outstanding	[1]	$ 0
ADSs Based On Service And Performance Of The Executives [Member] | Performance Plan 2020 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares		4,146,000
ADS price at award's date	[2]	$ 2.3
Fair value		155.00%
Fair value | $		$ 14.8
ADSs equivalents delivered | shares		8,448,200	0	0
ADSs Forfeited		$ 0
ADSs Outstanding	[1]	$ 0
ADSs Based On Service And Performance Of The Executives [Member] | Performance Plan 2021 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares		1,227,200
ADS price at award's date	[2]	$ 8
Fair value		150.00%
Fair value | $		$ 14.7
ADSs equivalents delivered | shares		0	0	0
ADSs Forfeited		$ 0
ADSs Outstanding	[1]	$ 1,840,800
ADSs Based On Service And Performance Of The Executives [Member] | Performance Plan 2022 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares		2,403,600
ADS price at award's date	[2]	$ 4.3
Fair value		149.00%
Fair value | $		$ 15.4
ADSs equivalents delivered | shares		0	0	0
ADSs Forfeited		$ 0
ADSs Outstanding	[1]	$ 3,571,700
ADSs Based On Service And Performance Of The Executives [Member] | Performance Plan 2023 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares		2,825,400
ADS price at award's date	[2]	$ 6.4
Fair value		145.00%
Fair value | $		$ 26.1
ADSs equivalents delivered | shares		0	0	0
ADSs Forfeited		$ 0
ADSs Outstanding	[1]	$ 4,094,100
ADSs Based On The Service Of The Executives [Member] | Ordinary Plans 2017 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares		2,704,400
ADS price at award's date	[2]	$ 8.9
Fair value		100.00%
Fair value | $		$ 23.9
ADSs equivalents delivered | shares		0	0	19,100
ADSs Forfeited		$ 103,900
ADSs Outstanding	[1]	$ 0
ADSs Based On The Service Of The Executives [Member] | Ordinary Plans 2018 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares		5,304,200
ADS price at award's date	[2]	$ 6.5
Fair value		100.00%
Fair value | $		$ 34.5
ADSs equivalents delivered | shares		0	0	968,700
ADSs Forfeited		$ 139,200
ADSs Outstanding	[1]	$ 0
ADSs Based On The Service Of The Executives [Member] | Ordinary Plans 2019 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares		8,048,200
ADS price at award's date	[2]	$ 4.7
Fair value		100.00%
Fair value | $		$ 37.5
ADSs equivalents delivered | shares		42,400	1,521,400	1,725,000
ADSs Forfeited		$ 118,300
ADSs Outstanding	[1]	$ 0
ADSs Based On The Service Of The Executives [Member] | Ordinary Plans 2020 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares		11,162,200
ADS price at award's date	[2]	$ 2.5
Fair value		100.00%
Fair value | $		$ 28.1
ADSs equivalents delivered | shares		2,293,000	2,370,900	2,617,600
ADSs Forfeited		$ 253,700
ADSs Outstanding	[1]	$ 0
ADSs Based On The Service Of The Executives [Member] | Ordinary Plans 2021 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares		5,716,600
ADS price at award's date	[2]	$ 7.2
Fair value		100.00%
Fair value | $		$ 41.3
ADSs equivalents delivered | shares		1,442,700	1,465,600	1,634,600
ADSs Forfeited		$ 39,300
ADSs Outstanding	[1]	$ 1,232,200
ADSs Based On The Service Of The Executives [Member] | Ordinary Plans 2022 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares		9,483,000
ADS price at award's date	[2]	$ 4.9
Fair value		100.00%
Fair value | $		$ 46.0
ADSs equivalents delivered | shares		2,450,500	2,499,800	0
ADSs Forfeited		$ 22,400
ADSs Outstanding	[1]	$ 4,468,800
ADSs Based On The Service Of The Executives [Member] | Ordinary Plans 2023 [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Target number of ADSs | shares		6,531,900
ADS price at award's date	[2]	$ 5.9
Fair value		100.00%
Fair value | $		$ 38.4
ADSs equivalents delivered | shares		1,765,000	0	0
ADSs Forfeited		$ 0
ADSs Outstanding	[1]	$ 4,766,800

[1]	Until the final payout of the Performance Plans is determined after the conclusion of the three-year period for award, the number of ADSs outstanding assumes a payout considering the same percentage determined by the option pricing model.
[2]	Average ADS price of the awards at the date of grant.